The Brinsmere Fund - Conservative ETF
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7% (a)	Shares	Value
Commodities - 1.8%
SPDR Gold MiniShares Trust (b)	88,667	$5,809,462

Commodities Broad Basket - 1.5%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	226,990	4,714,582

Domestic Equity - 29.3%
Invesco QQQ Trust Series 1	17,881	9,863,875
Real Estate Select Sector SPDR Fund	113,881	4,716,951
SPDR Portfolio S&P 400 Mid Cap ETF	135,921	7,391,384
SPDR Portfolio S&P 500 ETF	457,391	33,247,752
Vanguard Growth ETF	39,621	17,369,846
Vanguard Small-Cap ETF	16,306	3,864,196
Vanguard Value ETF	98,869	17,474,107
		93,928,111

Domestic Fixed Income - 51.9%
iShares 20+ Year Treasury Bond ETF	124,714	11,006,011
iShares Short Treasury Bond ETF	195,248	21,559,284
Vanguard Intermediate-Term Bond ETF	372,748	28,828,330
Vanguard Intermediate-Term Corporate Bond ETF	220,044	18,246,049
Vanguard Long-Term Bond ETF	210,460	14,635,388
Vanguard Short-Term Bond ETF	552,759	43,502,133
Vanguard Short-Term Corporate Bond ETF	99,849	7,937,996
Vanguard Short-Term Treasury ETF	242,378	14,246,979
Xtrackers USD High Yield Corporate Bond ETF	173,047	6,388,895
		166,351,065

Foreign Equity - 15.2%
Columbia EM Core ex-China ETF	375,720	12,842,110
iShares China Large-Cap ETF	217,530	7,996,403
Vanguard FTSE Emerging Markets ETF	82,827	4,096,623
Vanguard FTSE Europe ETF	152,304	11,803,560
Vanguard FTSE Pacific ETF	147,225	12,098,950
		48,837,646
TOTAL EXCHANGE TRADED FUNDS (Cost $299,045,193)		319,640,866

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	831,252	831,252
TOTAL SHORT-TERM INVESTMENTS (Cost $831,252)		831,252

TOTAL INVESTMENTS - 100.0% (Cost $299,876,445)		320,472,118
Other Assets in Excess of Liabilities - 0.0% (d)		54,880
TOTAL NET ASSETS - 100.0%		$320,526,998
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

The Brinsmere Fund - Conservative ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	319,640,866	–	–	319,640,866
Money Market Funds	831,252	–	–	831,252
Total Investments	320,472,118	–	–	320,472,118

Refer to the Schedule of Investments for further disaggregation of investment categories.